UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23997

Tortoise Capital Series Trust
(Exact name of registrant as specified in charter)

5901 College Boulevard Suite 400

Overland Park, KS 66211
(Address of principal executive offices) (Zip code)

Tom Florence, President

Tortoise Capital Series Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(913) 981-1020

Registrant’s telephone number, including area code

Date of fiscal year end: 11/30/2025

Date of reporting period: 05/31/2025

Item 1. Reports to Stockholders.

(a)

Tortoise North American Pipeline Fund
TPYP (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise North American Pipeline Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise North American Pipeline Fund	$20	0.40%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$707,210,529
Number of Holdings	44
Portfolio Turnover	3%
Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Industry Breakdown (% of net assets)*

United States Natural Gas/Natural Gas Liquids Pipelines (45.1%)
United States Local Distribution Companies (15.2%)
Canada Crude Oil Pipelines (13.5%)
Canada Natural Gas/Natural Gas Liquids Pipelines (12.7%)
United States Natural Gas Gathering/Processing (6.4%)
United States Refined Product Pipelines (4.1%)
United States Crude Oil Pipelines (2.0%)
Cash & Other (1.0%)

Top 10 Issuers	(%)
Enbridge, Inc.	8.0%
The Williams Companies, Inc.	7.9%
Kinder Morgan, Inc.	7.8%
TC Energy Corp.	7.8%
Cheniere Energy, Inc.	7.7%
ONEOK, Inc.	6.4%
Atmos Energy Corporation	4.1%
NiSource Inc.	4.0%
Pembina Pipeline Corporation	3.8%
Energy Transfer LP	3.7%
Tortoise North American Pipeline Fund	PAGE 1	TSR-SAR-890930308

Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Change in Auditor
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Reorganization Into Tortoise Capital Series Trust
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise North American Pipeline Fund reorganized from Managed Portfolio Series Trust into Tortoise Capital Series Trust. The reorganization provided the Adviser with the opportunity to create future economies of scale that can benefit shareholders if certain fixed costs are spread across a larger asset base.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoisecapital.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise North American Pipeline Fund	PAGE 2	TSR-SAR-890930308

Tortoise Essential Energy Fund
TPZ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | May 31, 2025
This semi-annual shareholder report contains important information about the Tortoise Essential Energy Fund for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Essential Energy Fund	$66	1.35%
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$150,373,577
Number of Holdings	39
Portfolio Turnover	40%
Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

United States Renewables and Power Infrastructure (39.7%)
United States Natural Gas/Natural Gas Liquids Pipelines (25.9%)
United States Natural Gas Gathering/Processing (11.7%)
Canada Natural Gas/Natural Gas Liquids Pipelines (5.3%)
United States Refined Product Pipelines (5.3%)
United States Local Distribution Companies (3.7%)
United States Crude Oil Pipelines (3.3%)
Canada Crude Oil Pipelines (3.2%)
Cash & Other (1.9%)

Top 10 Issuers	(%)
Constellation Energy Corp.	7.3%
Energy Transfer LP	6.9%
Clearway Energy, Inc.	6.0%
Vistra Corp.	5.6%
TC Energy Corp.	5.3%
The Williams Companies, Inc.	5.0%
Enterprise Products Partners LP	4.5%
MPLX LP	4.5%
Sempra Energy	4.4%
Hess Midstream Partners LP	4.0%
Tortoise Essential Energy Fund	PAGE 1	TSR-SAR-890930100

MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Change in Auditor
On December 20, 2024, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended December 20, 2024 there were no disagreements with  EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Fund Conversion, Name Change, and Reorganization
Pursuant to a plan of merger approved by the Board of Directors of Tortoise Pipeline and Energy Fund, Inc. (“TTP”), Tortoise Energy Independence Fund, Inc. (“NDP”), and Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ”), the newly formed exchange traded fund, Tortoise Power and Energy Infrastructure Fund (the “Acquiring Fund”) acquired all of the net assets of Tortoise Pipeline and Energy Fund, Inc., Tortoise Energy Independence Fund, Inc., and Tortoise Power and Energy Infrastructure Fund, Inc. (the “Acquired Funds”) on December 23, 2024. After the merger Tortoise Power and Energy Infrastructure Fund converted to an ETF and its name changed to Tortoise Essential Energy Fund.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://oef.tortoisecapital.com/resource-center/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tortoise Capital Advisors, LLC documents not be householded, please contact Tortoise Capital Advisors, LLC at 1-913-981-1020, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tortoise Capital Advisors, LLC or your financial intermediary.
Tortoise Essential Energy Fund	PAGE 2	TSR-SAR-890930100

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tortoise Capital Series Trust
TORTOISE NORTH AMERICAN PIPELINE FUND
TORTOISE ESSENTIAL ENERGY FUND
Core Financial Statements
May 31, 2025

TORTOISE NORTH AMERICAN PIPELINE FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.3%
Canada Crude Oil Pipelines - 13.5%
Enbridge, Inc.	1,221,291	$56,765,606
Gibson Energy, Inc.	373,202	6,162,245
Pembina Pipeline Corporation	714,845	26,789,433
South Bow Corporation	222,271	5,779,046
		95,496,330
Canada Natural Gas/Natural Gas Liquids Pipelines - 12.7%
AltaGas Ltd.	681,830	19,048,612
Keyera Corp.	524,407	15,984,220
TC Energy Corporation	1,084,015	54,894,520
		89,927,352
United States Crude Oil Pipelines - 0.5%
Plains GP Holdings LP	210,970	3,713,072
United States Local Distribution Companies - 15.2%
Atmos Energy Corporation	188,298	29,125,935
Chesapeake Utilities Corporation	52,137	6,370,620
New Jersey Resources Corporation	229,516	10,532,489
NiSource Inc.	709,753	28,063,634
Northwest Natural Holding Co.	91,848	3,763,012
ONE Gas, Inc.	129,654	9,692,933
Southwest Gas Corporation	137,923	9,907,009
Spire Inc.	133,532	10,052,289
		107,507,921
United States Natural Gas Gathering/ Processing - 5.0%
Antero Midstream Corporation	766,698	14,398,588
Archrock, Inc.	400,834	9,980,767
Hess Midstream LP - Class A	139,010	5,143,370
Kinetik Holdings, Inc.	86,154	3,837,299
Kodiak Gas Services, Inc.	41,990	1,482,667
		34,842,691
United States Natural Gas/Natural Gas Liquids Pipelines - 37.4%
Cheniere Energy, Inc.	229,704	54,437,551
DT Midstream, Inc.	108,259	11,339,047
Excelerate Energy, Inc. - Class A	25,021	703,841
Kinder Morgan, Inc.	1,959,042	54,931,538
National Fuel Gas Company	207,225	17,104,351
New Fortress Energy, Inc.	293,271	730,245
ONEOK, Inc.	558,822	45,175,170
Targa Resources Corp.	148,147	23,396,856
The Williams Companies, Inc.	922,800	55,838,628
Venture Global, Inc. - Class A	77,091	891,943
		264,549,170
TOTAL COMMON STOCKS (Cost $458,814,645)		596,036,536

	Units	Value
MASTER LIMITED PARTNERSHIPS - 14.7%
United States Crude Oil Pipelines - 1.5%
Delek Logistics Partners LP	17,599	$735,286
Genesis Energy L.P.	119,028	1,877,072
Plains All American Pipeline L.P.	496,174	8,206,718
		10,819,076
United States Natural Gas Gathering/ Processing - 1.4%
USA Compression Partners LP	84,131	2,120,101
Western Midstream Partners LP	207,355	7,755,077
		9,875,178
United States Natural Gas/Natural Gas Liquids Pipelines - 7.7%
Cheniere Energy Partners L.P.	40,581	2,328,132
Energy Transfer LP	1,505,911	26,323,324
Enterprise Products Partners L.P.	840,169	25,894,009
		54,545,465
United States Refined Product Pipelines - 4.1%
CrossAmerica Partners LP	19,520	421,437
Global Partners LP	29,788	1,564,466
MPLX LP	402,014	20,502,714
Sunoco LP	114,989	6,202,506
		28,691,123
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $70,485,989)		103,930,842
	Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.23%(a)	7,012,427	7,012,427
TOTAL SHORT-TERM INVESTMENTS (Cost $7,012,427)		7,012,427
TOTAL INVESTMENTS - 100.0% (Cost $536,313,061)		$706,979,809
Other Assets in Excess of Liabilities - 0.0%(b)		230,720
TOTAL NET ASSETS - 100.0%		$707,210,529

Percentages are stated as a percent of net assets.
LP - Limited Partnership
(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

TORTOISE ESSENTIAL ENERGY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 65.8%
Canada Crude Oil Pipelines - 3.2%
Enbridge, Inc.	102,795	$4,777,912
Canada Natural Gas/Natural Gas Liquids Pipelines - 5.3%
TC Energy Corp.	157,950	7,998,588
United States Crude Oil Pipelines - 3.3%
Plains GP Holdings LP	283,609	4,991,518
United States Local Distribution Companies - 3.7%
CenterPoint Energy, Inc.	79,696	2,967,879
NiSource, Inc.	65,379	2,585,086
		5,552,965
United States Natural Gas Gathering/Processing - 4.0%
Hess Midstream Partners LP - Class A	165,188	6,111,956
United States Natural Gas/Natural Gas Liquids Pipelines - 8.3%
ONEOK, Inc.	61,615	4,980,957
The Williams Companies, Inc.	123,952	7,500,335
		12,481,292
United States Renewables and Power Infrastructure - 38.0%
Clearway Energy, Inc. - Class C	296,451	9,121,797
CMS Energy Corp.	33,650	2,363,240
Constellation Energy Corp.(a)	36,189	11,079,262
DTE Energy Co.	18,522	2,531,031
Entergy Corp.	45,909	3,823,302
Evergy, Inc.	41,322	2,744,194
Sempra Energy	83,664	6,575,154
Southern Co.	40,230	3,620,700
Vistra Corp.(a)	52,364	8,408,087
WEC Energy Group, Inc.	29,260	3,143,694
Xcel Energy, Inc.	52,936	3,710,814
		57,121,275
TOTAL COMMON STOCKS (Cost $88,064,343)		99,035,506
	Units
MASTER LIMITED PARTNERSHIPS - 18.7%
United States Natural Gas Gathering/Processing - 2.5%
Western Midstream Partners LP	99,531	3,722,460
United States Natural Gas/Natural Gas Liquids Pipelines - 11.4%
Energy Transfer LP	593,082	10,367,073
Enterprise Products Partners LP	220,518	6,796,365
		17,163,438
United States Refined Product Pipelines - 4.5%
MPLX LP	132,242	6,744,342

	Units	Value
United States Renewables and Power Infrastructure - 0.3%
XPLR Infrastructure LP	48,754	$430,010
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $18,056,806)		28,060,250
	Par
CORPORATE BONDS - 13.6%
United States Natural Gas Gathering/ Processing - 5.2%
Antero Midstream Partners LP, 5.75%, 03/01/2027(b)	$2,739,600	2,738,862
Blue Racer Midstream LLC, 6.63%, 07/15/2026(b)	2,130,600	2,124,242
Kodiak Gas Services LLC, 7.25%, 02/15/2029(b)	2,876,800	2,950,095
		7,813,199
United States Natural Gas/Natural Gas Liquids Pipelines - 6.2%
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	3,532,000	2,122,644
NGPL PipeCo LLC, 3.25%, 07/15/2031(b)	2,547,600	2,227,589
Tallgrass Energy LP, 5.50%, 01/15/2028(b)	2,318,600	2,304,963
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	2,547,600	2,711,541
		9,366,737
United States Refined Product Pipelines - 0.8%
Buckeye Partners LP, 5.85%, 11/15/2043	1,440,000	1,216,200
United States Renewables and Power Infrastructure - 1.4%
NextEra Energy, Inc., 4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077(c)	754,400	712,990
Vistra Corp., 7.75%, 10/15/2031(b)	1,217,000	1,291,243
		2,004,233
TOTAL CORPORATE BONDS (Cost $21,677,524)		20,400,369
	Shares
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.23%(d)	2,830,280	2,830,280
TOTAL SHORT-TERM INVESTMENTS (Cost $2,830,280)		2,830,280
TOTAL INVESTMENTS - 100.0% (Cost $130,628,953)		$150,326,405
Other Assets in Excess of Liabilities - 0.0%(e)		47,172
TOTAL NET ASSETS - 100.0%		$150,373,577

The accompanying notes are an integral part of these financial statements.

2

TORTOISE ESSENTIAL ENERGY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $18,471,179 or 12.3% of the Fund’s net assets.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

TORTOISE ESSENTIAL ENERGY FUND
SCHEDULE OF WRITTEN OPTIONS
May 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%(a)(b)
Constellation Energy Corp.
Expiration: 06/20/2025; Exercise Price: $300.00	$(5,309,197)	(173)	$(293,037)
Expiration: 06/20/2025; Exercise Price: $350.00	(5,769,532)	(188)	(34,568)
Vistra Corp.
Expiration: 06/20/2025; Exercise Price: $190.00	(4,528,920)	(282)	(21,940)
Expiration: 06/20/2025; Exercise Price: $170.00	(3,870,460)	(241)	(102,722)
Total Call Options			(452,267)
TOTAL WRITTEN OPTIONS (Premiums received $194,428)			$(452,267)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

4

STATEMENTS OF ASSETS & LIABILITIES
May 31, 2025 (Unaudited)

	Tortoise North American Pipeline Fund	Tortoise Essential Energy Fund
ASSETS:
Investments, at fair value (cost $536,313,061 and $130,628,953, respectively)	$ 706,979,805	$ 150,326,405
Foreign Cash (cost $477 and $0, respectively)	480	—
Dividends & interest receivable	1,062,685	619,591
Total assets	708,042,970	150,945,996
LIABILITIES:
Bank overdraft	—	10,675
Written option contracts, at value (premiums received $- and $194,428, respectively)	—	452,267
Payable for investment securities purchased	594,048	—
Payable to Adviser	238,393	109,477
Total liabilities	832,441	572,419
NET ASSETS	$ 707,210,529	$ 150,373,577
Net Assets Consist of:
Capital Stock	$ 537,589,764	$90,481,470
Total distributable earnings	169,620,765	59,892,107
Net Assets	$ 707,210,529	$ 150,373,577
Net Assets	$ 707,210,529	$ 150,373,577
Shares issued and outstanding(1)	20,000,000	7,515,699
Net asset value, redemption price and offering price per share	$35.36	$20.01

(1)	Unlimited shares authorized.
See accompanying Notes to Financial Statements.

5

STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2025 (Unaudited)

	Tortoise North American Pipeline Fund	Tortoise Essential Energy Fund
INVESTMENT INCOME:
Dividend income	$10,502,869	$1,503,496
Less: foreign taxes withheld	(696,173)	(67,478)
Net dividends and distributions from investments	9,806,696	1,436,018
Interest Income	92,917	941,290
Total investment income	9,899,613	2,377,308
EXPENSES:
Advisory fees (See Note 5)	1,408,097	764,407
Legal Fees	—	266,230
Audit fees	—	34,513
Interest expense	—	41,560
Fund Services fees	—	40,024
Other expenses	—	32,949
Total expenses	1,408,097	1,179,683
Net Investment Income	8,491,516	1,197,625
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND TRANSLATIONS OF FOREIGN CURRENCY:
Net realized gain on investments, including foreign currency gain	24,410,631	85,293,629
Net realized loss on written options	—	(834,469)
Net change in unrealized appreciation of investments and translations of foreign currency	(44,879,760)	(31,840,624)
Net change in unrealized appreciation/depreciation on written options	—	257,839
Net Realized and Unrealized Gain (Loss) on Investments and Translations of Foreign Currency:	(20,469,129)	52,876,375
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,977,613)	$54,074,000

See accompanying Notes to Financial Statements.

6

STATEMENTS OF CHANGES IN NET ASSETS

	Tortoise North American Pipeline Fund
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

OPERATIONS
Net investment income	$8,491,516	$16,272,874
Net realized gain on investments, including foreign currency gain (loss)	24,410,631	55,980,209
Net change in unrealized appreciation (depreciation) of investments and translations of foreign currency	(44,879,760)	153,512,571
Net increase (decrease) in net assets resulting from operations	(11,977,613)	225,765,654
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	96,736,883	147,005,335
Payments for shares redeemed	(53,592,320)	(189,372,735)
Net increase (decrease) in net assets resulting from capital share transactions	43,144,563	(42,367,400)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(9,163,805)	(15,563,907)
From tax return of capital	(4,832,795)	(9,301,408)
Total distributions to shareholders	(13,996,600)	(24,865,315)
Total Increase in Net Assets	17,170,350	158,532,939
NET ASSETS
Beginning of period	690,040,179	531,507,240
End of period	$ 707,210,529	$690,040,179
TRANSACTIONS IN SHARES
Shares sold	2,750,000	5,200,000
Shares redeemed	(1,550,000)	(6,700,000)
Net increase (decrease)	1,200,000	(1,500,000)

See accompanying Notes to Financial Statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

	Tortoise Essential Energy Fund
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

OPERATIONS
Net investment income	$1,197,625	$1,671,146
Net realized gain (loss) on investments, including foreign currency gain (loss)	85,293,629	(744,653)
Net realized loss on written options	(834,469)	—
Net change in unrealized appreciation (depreciation) of investments and translations of foreign currency	(31,840,624)	36,159,331
Net change in unrealized appreciation (depreciation) of written options	257,839
Net increase in net assets resulting from operations	54,074,000	37,085,824
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	33,794,589	—
Proceeds from merger	110,178,714	—
Payments for shares redeemed	(169,967,590)	—
Net increase (decrease) in net assets resulting from capital share transactions	(25,994,287)	—
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,576,047)	(1,982,573)
From tax return of capital	(1,518,705)	(5,439,038)
Total distributions to shareholders	(3,094,752)	(7,421,611)
Total Increase (Decrease) in Net Assets	24,984,961	29,664,213
NET ASSETS
Beginning of period	125,388,616	95,724,403
End of period	$150,373,577	$125,388,616
TRANSACTIONS IN SHARES
Shares sold	1,750,243	5,890,167
Shares issued from merger	8,250,579	—
Shares redeemed	(8,375,290)	—
Net increase	1,625,532	5,890,167

See accompanying Notes to Financial Statements.

8

TORTOISE NORTH AMERICAN PIPELINE FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of period	$36.70	$26.18	$26.42	$21.63	$17.50	$22.18
INVESTMENT OPERATIONS:
Net investment income(2)	0.47	0.78	0.65	0.62	0.43	0.48
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	(1.11)	11.04	0.34	5.28	4.74	(4.12)
Total from investment operations	(0.64)	11.82	0.99	5.90	5.17	(3.64)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.80)	(0.77)	(0.51)	(0.46)	(0.42)
Net realized gains	—	—	(0.06)	—	—	—
Return of capital	(0.24)	(0.50)	(0.40)	(0.60)	(0.58)	(0.62)
Total distributions	(0.70)	(1.30)	(1.23)	(1.11)	(1.04)	(1.04)
Net asset value, end of period	$35.36	$36.70	$26.18	$26.42	$21.63	$17.50
Total return(3)	(1.73)%	46.73%	4.21%	27.89%	30.10%	(15.74)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in 000’s)	$ 707,211	$ 690,040	$ 531,507	$ 560,027	$ 421,715	$ 359,713
Ratios to average net assets:
Expenses(4)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income(4)	2.41%	2.92%	2.84%	2.27%	2.20%	2.34%
Portfolio turnover rate(3)	3%	9%	19%	12%	17%	28%

(1)	For a Fund share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021 and, 2020 does not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

9

TORTOISE ESSENTIAL ENERGY FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
PER COMMON SHARE DATA(1)
Net asset value, beginning of period	$21.29	$16.25	$15.85	$15.09	$13.01	$17.70
INVESTMENT OPERATIONS:
Net investment income(2)	(2.58)	0.28	0.32	0.24	0.23	0.35
Net realized and unrealized gain (loss) on investments and translations of foreign currency(2)	1.66	6.02	1.34	1.69	2.49	(3.99)
Total from investment operations	(0.92)	6.30	1.66	1.93	2.72	(3.64)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.34)	(0.62)	(0.29)	(0.28)	(0.60)
Return of capital	(0.18)	(0.92)	(0.64)	(0.88)	(0.36)	(0.45)
Total distributions	(0.36)	(1.26)	(1.26)	(1.17)	(0.64)	(1.05)
Net asset value, end of period	$20.01	$21.29	$16.25	$15.85	$15.09	$13.01
Total return(3)	(4.33)%	65.78%	9.43%	14.87%	35.99%	(29.23)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in 000’s)	$150,374	$125,389	$95,724	$98,245	$98,462	$89,426
Ratios to average net assets:
Expenses(4)	1.35%	3.18%	2.70%	2.59%	2.47%	3.26%
Net investment income(4)	1.37%	1.59%	2.06%	1.53%	1.48%	2.61%
Portfolio turnover rate(3)	40%	13%	10%	5%	27%	30%

(1)	For a Fund share outstanding for the entire period.
(2)
The per common share data for the years ended November 30, 2024, 2023, 2022, 2021 and, 2020 does not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

10

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)
1. Organization
Tortoise Capital Series Trust (the “Trust”) was organized as a Maryland statutory trust on August 13, 2024. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise North American Pipeline Fund (the “North American Pipeline Fund”) and the Tortoise Essential Energy Fund (the “Essential Energy Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.
The investment objective of the North American Pipeline Fund seeks investment results that correspond (before fees and expenses) generally to the price and distribution rate (total return) performance of the Tortoise North American Pipeline IndexSM (the “North American Pipeline Index”). The North American Pipeline Fund commenced operations following the reorganization of an identically named series of Managed Portfolio Series Trust (defined below the “Predecessor Fund”) into North American Pipeline as described Note 8 below. The North American Pipeline Fund continued the accounting and performance history of the Predecessor Fund, which commenced operation on June 29, 2015.
The investment objective of the Essential Energy Fund seeks to provide a high level of current income to shareholders, with a secondary objective of capital appreciation. The Essential Energy Fund commenced operations following the merger of three closed ends funds into the Essential Energy Fund as described Note 10 below. Tortoise Power and Energy Infrastructure Fund, Inc. (the “Predecessor Fund”) was the accounting survivor of the transactions. The Essential Energy Fund continued the accounting and performance history of the Predecessor Fund, which operation on July 29, 2009.
Shares of the North American Pipeline Fund and Essential Energy Fund are listed and traded on the New York Stock Exchange (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The North American Pipeline Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares and the Essential Energy Fund only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the North American Pipeline Fund is $500 and the Essential Energy Fund is $500, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

11

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
2. Significant Accounting Policies
The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of May 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the Funds did not incur any interest or penalties. Each of the tax years in the four-year period ended November 30, 2024 remain subject to examination by taxing authorities for the North American Pipeline Fund and Essential Energy Fund.
Securities Transactions, Income and Distributions – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.
During the period ended May 31, 2025, the North American Pipeline Fund reallocated the amount of return of capital recognized based on the 2024 tax reporting information received. The impact of this adjustment is a decrease to return of capital on distributions of approximately $174,333.
During the period ended May 31, 2025, the Essential Energy Fund reallocated the amount of return of capital recognized based on the 2024 tax reporting information received. The impact of this adjustment is a decrease to return of capital on distributions of approximately $7,855.
The North American Pipeline Fund will make distributions of net investment income, if any, quarterly. The Essential Energy Fund will make distributions of net investment income, if any, monthly. The Funds will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income,

12

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. These differences are primarily due to redemptions in kind, return of capital distributions and book/tax differences from underlying investments.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The North American Pipeline Fund’s shares and Essential Energy Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds are equal to the Funds’ net asset value per share.
Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.
Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value. The Funds will not hold more than 15% of the value of its net assets in illiquid securities. At May 31, 2025, the Funds did not hold any illiquid securities.
New Accounting Pronouncements – In November 2023, the FASB issued ASU No. 2023-07 Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.
3. Securities Valuation
The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

13

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.
Common stock (including MLPs) – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Tortoise Capital Advisors, L.L.C. (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of May 31, 2025:
North American Pipeline Fund

	Level 1	Level 2	Level 3	Total
Common stock	$596,036,536	$—	$—	$596,036,536
Master limited partnerships	103,930,842	—	—	103,930,842
Short-term investment	7,012,427	—	—	7,012,427
Total investments in securities	$706,979,805	$—	$—	$706,979,805

Essential Energy Fund

	Level 1	Level 2	Level 3	Total
Common stock	$99,035,506	$—	$—	$99,035,506
Master limited partnerships	28,060,250	—	—	28,060,250
Corporate bonds	—	20,400,369	—	20,400,369
Short-term investment	2,830,280	—	—	2,830,280
Total investments in securities	$129,926,036	$20,400,369	$—	$150,326,405

Refer to each Fund’s Schedule of Investments for additional industry information.
4. Concentration Risk and General Risk
Because the Funds’ assets are concentrated in the energy industry, the Funds are subject to loss due to adverse occurrences that may affect that industry Funds that primarily invest in a particular industry may experience greater volatility than funds investing in a broad range of industries.

14

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
5. Investment Advisory Fee and Other Transactions with Affiliates
The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.40% of the North American Pipeline Fund's and 0.85% of the Essential Energy Fund’s average daily net assets, respectively. Under this unitary fee structure, the Adviser is responsible for paying most ordinary operating expenses of the Funds.
The Adviser has engaged Exchange Traded Concepts, LLC (the “Sub-Adviser”) as the Sub-Adviser to the North American Pipeline Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the North American Pipeline Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees and monitors the activities of the Funds’ custodian, transfer agent and accountants. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.
Pursuant to a services agreement, the Trust pays PINE Advisors LLC to perform certain services including making an employee available to serve as the Funds’ Chief Compliance Officer and Principal Financial Officer.
6. Investment Transactions
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by each Fund for the period ended May 31, 2025, were as follows:

	Purchases	Sales
North American Pipeline Fund	$23,649,227	$26,113,710
Essential Energy Fund	68,219,012	91,018,610

During the period ended May 31, 2025, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
North American Pipeline Fund	$95,404,718	$52,477,189
Essential Energy Fund	16,705,847	151,695,293

During the period ended May 31, 2025, net capital gains resulting from in-kind redemptions were as follows:

North American Pipeline Fund	$24,905,478
Essential Energy Fund	76,509,891

7. Federal Tax Information
As of November 30, 2024, the Funds’ most recently completed fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	North American Pipeline Fund	Essential Energy Fund
Cost of investments	$479,979,696	$93,257,344
Gross unrealized appreciation	223,034,130	58,158,450
Gross unrealized depreciation	(27,439,152)	(1,281,064)
Net unrealized appreciation (depreciation)	$195,594,978	$56,877,386

15

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)

	North American Pipeline Fund	Essential Energy Fund
Undistributed ordinary income	$—	$—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated losses	—	(25,810,677)
Total accumulated gain	$195,594,978	$31,066,709

The difference between book and tax-basis cost is attributable primarily to wash sales and master limited partnership (“MLP”) adjustments.
As of November 30, 2024, the Essential Energy Fund had a short-term capital loss carryforward of $165,043 and a long-term capital loss carryforward of $13,156,260, which may be carried forward for an unlimited period under the Regulated Investment Company Modernization Act of 2010. To the extent Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. Capital loss carryforwards will retain their character as either short-term or long-term capital losses. Thus, such losses must be used first to offset gains of the same character; for example, long-term loss carryforwards will first offset long-term gains, before they can be used to offset short-term gains. The capital gains and losses have been estimated based on information currently available and are subject to revision upon receipt of the 2024 tax reporting information from the individual MLPs. As of November 30, 2024, the Essential Energy Fund generated $2,884,000 of capital loss carryforwards in the current year.
In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending November 30 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into its next fiscal year qualified late year ordinary losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, November 30, 2024. The Funds did not defer any late year ordinary losses for the taxable year ended November 30, 2024.
During the period ended May 31, 2025 the Funds paid the following distributions to shareholders:

	North American Pipeline Fund	Essential Energy Fund
Ordinary income*	$9,163,805	$1,576,047
Long-term capital gains**	—	—
Return of capital	4,832,795	1,158,705
Total distributions	$13,996,600	$3,094,752

During the year ended November 30, 2024, the Funds paid the following distributions to shareholders:

	North American Pipeline Fund	Essential Energy Fund
Ordinary income*	$15,563,907	$1,982,573
Long-term capital gains**	—	—
Return of capital	9,301,408	5,439,038
Total distributions	$24,865,315	$7,421,611

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(C).

16

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
8. Reorganization of North American Pipeline Fund into Tortoise Capital Series Trust
On May 9, 2025, as the result of a tax-free reorganization, the Tortoise North American Pipeline Fund (the “Predecessor Fund”), a series in the Managed Portfolio Trust, was reorganized into North American Pipeline Fund, a series of Tortoise Capital Series Trust by transferring all of the Predecessor Fund’s assets to the Fund. The Predecessor Fund was deemed to be the accounting survivor for financial reporting purposes.
As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect the historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Fund was $706,192,238, $702,409,046 and $(7,328,309), respectively.
At the date of reorganization, fund shares outstanding for the Predecessor Fund were 20,150,000.
9. Report of the North American Pipeline Fund’s Special Shareholder Meeting
A Special Meeting of Shareholders of the North American Pipeline Fund (“The Acquired Fund”), a series of Managed Portfolio Series Trust, took place on April 28, 2025, to approve a proposed Agreement of and Plan of Reorganization for the Acquired Fund, whereby the Tortoise North American Pipeline Fund (“the Acquiring Fund”), a series of Tortoise Capital Series Trust, would acquire all the assets and liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund which would be distributed pro rata by the Acquired Fund to its shareholders, in complete liquidation and termination of the Acquired Fund (the “Reorganization”).
All Acquired Fund shareholders of record at the close of business on March 13, 2025, were entitled to vote. As of the record date, the Fund had 20,600,000 shares outstanding.
Of the 11,109,115 shares of the Fund present in person or by proxy at the meeting on April 28, 2025: 11,045,437, or 99.4% voted in favor of the Reorganization (representing 53.6% of total outstanding shares), 40,078, or 0.4%, voted against the Reorganization, and 23,600, or 0.2% withheld from voting for the Reorganization. Accordingly, the Reorganization was approved.
10. Merger of Tortoise Essential Energy Fund
Pursuant to a plan of merger approved by the Board of Directors of Tortoise Pipeline and Energy Fund, Inc. (“TTP”), Tortoise Energy Independence Fund, Inc. (“NDP”), and Tortoise Power and Energy Infrastructure Fund, Inc. (“TPZ” or the “Predecessor Fund” and collectively with TTP and NDP, the “Acquired Funds”), were merged into Tortoise Power and Energy Infrastructure Fund, a newly formed ETF series of the Trust (the “Acquiring Fund”) on December 23, 2024. After the merger Tortoise Power and Energy Infrastructure Fund converted to an ETF and its name changed to Tortoise Essential Energy Fund. A total of 1,666,014 shares of NDP were exchanged for 3,407,320 shares of the Acquiring Fund, a total of 2,010,566 shares of TTP were exchanged for 4,843,279 of the Acquiring Fund, and a total of 5,890,167 shares of TPZ were exchanged for 5,890,167 of the Acquiring Fund on the closing date. The merger into an actively managed ETF aims to provide shareholders with a modernized fund structure that enhances liquidity and offers the potential for high current income through lower expenses, while also reducing volatility associated with leverage. This merger qualified as tax-free reorganizations under Section 368(a)(1)(C) of the Internal Revenue Code. The aggregate net assets of the Acquiring Fund prior to the reorganization totaled $117,261,117. The Acquired Funds’ unrealized appreciation of $54,073,334 was combined with that of the Acquiring Fund. Following the merger, the combined net assets of the Acquiring Fund totaled $281,513,165. Assuming the acquisition had been completed on December 1, 2024, the beginning of the fiscal reporting period of the Acquired Funds, the pro forma results of operations for the period ended May 31, 2025, are as follows:
- Accumulated net investment income (loss): $(20,648,106)
- Accumulated net realized gain (loss): $(170,715,780)
- Net unrealized appreciation (depreciation) of investments: $19,444,604

17

Tortoise ETFs
Notes to Financial Statements
May 31, 2025 (Unaudited)(Continued)
Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of each Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since December 23, 2024.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value. However, the cost basis of the investments being received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
11. Change in Independent Registered Public Accounting Firm
As a result of the merger and launch of Essential Energy Fund on December 20, 2024 and the reorganization of the North American Pipeline Fund into the Acquiring Fund, a series of Tortoise Capital Series Trust (“TCST”) on May 9, 2025, a change of auditors was deemed to occur. The Board of Trustees of the TCST (the “TCST Board”), upon the recommendation of the Trust’s Audit Committee, selected and formally engaged Tait, Weller & Baker, LLP. (“Tait”) as the Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2025.
As a result of the merger of TTP, NDP and TPZ into Essential Energy Fund, a series of TCST, a change of auditors for TPZ (the Predecessor Fund) was deemed to occur. The TCST Board, upon the recommendation of the Trust’s Audit Committee, selected and formally engage Tait as the Fund's independent registered public accounting firm.
On February 21, 2024, the Audit Committees of the Managed Portfolio Series Trust appointed and formally engaged Ernst & Young, LLP (“E&Y”) as the North American Pipeline Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2024. On January 22, 2025 the Audit Committee of TPZ appointed and formally engaged E&Y as the Essential Energy Fund’s independent registered public accounting firm for the fiscal year ending November 30, 2024. E&Y’s report on the North American Pipeline Fund’s and Essential Energy Fund’s financial statements for the fiscal year ending November 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, nor was such report qualified or modified as to uncertainty, audit scope or accounting principles.
During the year ended November 30, 2024, there were no disagreements between the North American Pipeline Fund and the Essential Energy Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the year ended November 30, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).
During the year ended November 30, 2024, neither the North American Pipeline Fund, nor the Essential Energy Fund, nor anyone on its behalf has consulted with E&Y regarding; (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Fund’s financial statements, and neither a written report was provided to the North American Pipeline Fund nor the Essential Energy Fund nor oral advice was provided that E&Y concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was the subject of a disagreement (as that term is defined in Item 304 (a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).
12. Subsequent Events
On June 27, 2025, the North American Pipeline Fund paid an income distribution to shareholders in the amount of $6,833,500, or $0.346 per share.
On June 27, 2025, the Essential Energy Fund paid an income distribution to shareholders in the amount of $503,125.51, or $0.067846 per share.
On July 25, 2025, the Essential Energy Fund paid an income distribution to shareholders in the amount of $509,910.11, or $0.067846 per share.
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

18

Tortoise ETFs
Additional Information (Unaudited)
Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-844-TR-INDEX or 1-844-874-6339.
Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-844-TR-INDEX or 1-844-874-6339, or (2) on the SEC’s website at www.sec.gov.
Changes in and Disagreements with Accountants for Open-End Investment Companies
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for Tortoise North American Pipeline Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
On December 20, 2024, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for Tortoise Essential Energy Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended December 20, 2024 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract for Tortoise North American Pipeline Fund
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on January 22, 2025 (the “Meeting”) to consider the approval of the Investment Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”) and the Trust, on behalf of Tortoise North American Pipeline Fund (the “Fund”), a separate series of the Trust. In addition, on January 21, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their independent legal counsel without representatives of the Adviser or the Trust present to consider the information provided with respect to the approval of the Investment Advisory Agreement. In advance of the Meeting, the Independent Trustees received a memorandum from counsel to the Independent Trustees outlining their fiduciary duties and relevant legal standards in reviewing the Investment Advisory Agreement.
In connection with its consideration of the approval of the Investment Advisory Agreement, the Board, through counsel to the Independent Trustees, requested and received detailed information covering a wide range of matters including but not limited to a description of the nature, extent and quality of services to be provided to the Fund by the Adviser; strategic initiatives with respect to the Adviser and the Tortoise fund family including product initiatives advanced in 2024 and expected in 2025; a review of the background, experience and tenure of key members of the investment team and senior management team of the Adviser; select financial information of the Adviser; information regarding the expected expenses of the Fund, information comparing the performance of the Fund to that of select peer funds selected by the Adviser, management fees and expense ratios (including comparative fee and expense information

19

Tortoise ETFs
Additional Information (Unaudited)(Continued)
measured against peer funds), and other pertinent information. Based on its evaluation of this information and discussions held at the Meeting as at the prior executive session of the Independent Trustees, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the Investment Advisory Agreement for the Trust on behalf of the Fund, the Board did not identify any single factor as determinative but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Investment Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund, noting that the Fund is and will continue to be operated as a passively managed exchange-traded fund (“ETF”). The Board also considered that the Adviser would engage a sub-adviser experienced in managing passive index funds. The Board noted that the Fund will commence operations following the reorganization of a similar fund that is a series of Multiple Portfolio Series, an unaffiliated series trust platform (the “Predecessor Fund”), and that the Adviser has served as the investment adviser to the Predecessor Fund since inception.
The Board discussed the experience and resources of the Adviser, as well as the depth and qualifications of the investment personnel and management personnel of the Adviser. The Board considered recent strategic changes to the Adviser’s organization, including the sale of certain non-strategic businesses, as well as proposed and future product initiatives with respect to the Trust. The Board noted that these changes were intended to help the Adviser focus on its historical strengths. The Board considered that the Fund was a shell fund that would continue the operations of the Predecessor Fund. The Board considered investment related services to be provided by the Adviser including evaluating and recommending changes to investment strategies and benchmarks, performance monitoring and reporting, oversight of investment risk, monitoring of best execution, and sub-adviser oversight. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people, and capital with respect to the services to be provided to the Fund as well as future product initiatives that may benefit the Fund and the Trust.
The Board also considered that the Adviser will provide the Fund with non-advisory services such as those related to regulatory, compliance and administrative functions; board support and reporting; establishing and monitoring relationships with other service providers including the transfer agent, custodian, and distributor; and overseeing various operations, including without limitation, fund distributions, valuation matters, tax matters, securities lending and borrowing. The Board considered the significant risks borne by the Adviser in connection with its services, including the entrepreneurial risks in sponsoring and supporting new funds and ongoing risks with managing such funds including investment, operational, reputational, compliance and litigation risks.
The Board concluded, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent, and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement.
Investment Performance
Because the Fund had not yet commenced operations, the Board considered the performance of the Predecessor Fund for the 1-year, 3-year, 5-year and since inception periods. The Board received information on an absolute basis and relative to the Fund’s benchmark index. The Board noted proposed differences between the investment strategy of the Fund and the Predecessor Fund. The Board also considered performance of the Predecessor Fund relative a peer group of funds compiled by the Adviser. The Board also considered a premium/discount analysis provided by the Adviser compared to the peer funds. In considering the various performance information, the Board considered information provided by the Adviser with respect to the construction of the peer group and the limited size of the peer group, noting the relatively unique investment strategy to be followed by the Fund.
Fee Information, Cost of Services Provided and Profitability
The Board examined the unitary fee structure proposed for the Fund, including a comparison of the proposed fee and expense information of the Fund to a peer group of comparable funds compiled by the Adviser. The Board considered information discussed at the Meeting regarding the limited availability of peer group data and the

20

Tortoise ETFs
Additional Information (Unaudited)(Continued)
methodology used by the Adviser to compile the comparative peer group information. The Board considered information about the financial condition of the Adviser including audited financial statements and determined that the Adviser’s financial condition was sound, and that the Adviser has maintained adequate profit levels to support its proposed services to the Fund from the revenue of its overall investment advisory business.
The Board considered that under the unitary fee arrangement, the Adviser will be responsible for paying most of the expenses incurred by the Fund, including those of the Fund’s principal service providers. The Board also considered information regarding projected annual operating expenses of the Fund that would be borne by the Adviser and paid from the unitary fee and projected break-even levels.
In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee of the Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets. The Board considered that the Fund would commence operations following the reorganization of the Predecessor Fund.
The Board considered that the Fund will be managed pursuant to a unitary fee structure, pursuant to which the Adviser bears the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. The Board also considered that the Adviser reinvests a portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale will be shared with the Fund in this manner.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee). The Board noted that the Adviser has no arrangements or understandings with broker-dealers to receive research in return for commissions, but that, among other things, the Adviser may be able to obtain additional separate account or other business because of its publicly disclosed advisory relationship with the Fund. The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Fund were appropriate.
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Investment Advisory Agreement was in the best interests of the Fund.
Statement Regarding Basis for Approval of Sub-Advisory Contract for Tortoise North American Pipeline Fund
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on January 22, 2025 (the “Meeting”) to consider the approval of the Investment Sub-Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”) and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to Tortoise North American Pipeline Fund (the “Fund”), a separate series of the Trust. In addition, on January 21, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their independent legal counsel without representatives of the Adviser, Sub-Adviser or the Trust present to consider the information provided with respect to the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”). In advance of the Meeting, the Independent Trustees received a memorandum from counsel to the Independent Trustees outlining their fiduciary duties and relevant legal standards in reviewing the Sub-Advisory Agreement.
In connection with its consideration of the approval of the Sub-Advisory Agreement, the Board, through counsel to the Independent Trustees, requested and received detailed information covering a wide range of matters including but not limited to a description of the nature, extent and quality of services to be provided to the Adviser and the Fund by the Sub-Adviser; a review of the background, experience and tenure of key members of the investment team and management teams of the Sub-Adviser; a statement of financial condition of the Sub-Adviser and information regarding

21

Tortoise ETFs
Additional Information (Unaudited)(Continued)
legal, compliance and operational resources and infrastructure of the Sub-Adviser. Based on its evaluation of this information and discussions held at the Meeting, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement for the Fund.
In considering the Sub-Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the Sub-Advisory Agreement with respect to the Fund, the Board did not identify any single factor as determinative but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Sub-Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided by the Sub Adviser to the Fund, noting that the Fund will commence operations following the reorganization of a similar fund that is a series of Multiple Portfolio Series, an unaffiliated multiple series trust platform (the “Predecessor Fund”). The Board noted that the Adviser has served as the investment adviser and the Sub-Adviser has served as the investment sub-adviser to the Predecessor Fund since inception. The Board discussed the experience and resources of the Sub-Adviser with respect to the management of passive index exchange-traded funds (“ETFs”), noting its exclusive focus on such products. The Board also considered the depth and qualifications of the investment professionals responsible for providing services to the Fund, as well as senior management personnel of the Sub-Adviser. The Board considered the Sub-Adviser’s capabilities with respect to trade execution and selection of brokers including in connection with the index rebalancing or reconstitution processes, as well as the Sub-Adviser’s capabilities with respect to the ETF basket construction process including custom baskets. The Board also considered the Sub-Adviser’s role with respect to compliance oversight and monitoring with respect to portfolio compliance. The Board concluded that the nature, extent and quality of the services to be provided by the Sub-Adviser to the Adviser and the Fund were appropriate and that the Fund was likely to benefit from services provided under the Sub-Advisory Agreement.
Investment Performance
Because the Fund had not yet commenced operations, the Board considered the performance of the Predecessor Fund for the 1-year, 3-year, 5-year and since inception periods. The Board received performance information on an absolute basis and relative to the Fund’s benchmark index. The Board noted proposed differences between the investment strategy of the Fund and the Predecessor Fund. The Board also considered performance of the Predecessor Fund relative a peer group of funds compiled by the Adviser. The Board also considered a premium/discount analysis provided by the Adviser compared to the peer funds. In considering the various performance information, the Board considered information provided by the Adviser with respect to the construction of the peer group and the relatively limited size of the peer group, noting the relatively unique investment strategy to be followed by the Fund.
Expense Information, Costs of Services Provided and Profitability
The Board examined the proposed total fee expense information at the Fund level as described with respect to the consideration of the Investment Advisory Agreement for the Fund and the fee schedule proposed for the Sub-Adviser. The Board considered the proposed sub-advisory fee schedule included breakpoint fees, but that such fee was paid by the Adviser and not the Fund. The Board considered information regarding the number of other ETFs managed by the Sub-Adviser and the average (mean) sub-advisory fee charged to those clients.
The Board considered information about the financial condition of the Sub-Adviser and determined that the Sub-Adviser’s financial condition was sound.
In light of all of the information that it received and considered, the Board concluded that the proposed sub-advisory fee for the Fund was reasonable.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Sub-Adviser from serving as sub-adviser to the Fund (in addition to the sub-advisory fee), including greater name recognition. The Board noted that the Sub-Adviser’s or its affiliates may experience indirect benefits from the Sub-Adviser’s association with the Fund. The Board concluded that other benefits that may be realized by the Sub-Adviser from its relationship with the Fund were appropriate.

22

Tortoise ETFs
Additional Information (Unaudited)(Continued)
Conclusion
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Sub-Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Sub-Advisory Agreement for the Fund was in the best interests of the Fund.
Statement Regarding Basis for Approval of Investment Advisory Contract for Tortoise Essential Energy Fund
The Board of Trustees (the “Board” or the “Trustees”) of Tortoise Capital Series Trust (the “Trust”) met in person on October 2, 2024 (the “Meeting”) to consider the approval of the Investment Advisory Agreement between Tortoise Capital Advisors, L.L.C. (the “Adviser”) and the Trust, on behalf of Tortoise Power and Energy Infrastructure Fund (the “Fund”). In addition, on October 2, 2024, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with legal counsel to the Trust without representatives of the Adviser present to consider the information provided with respect to the approval of the Investment Advisory Agreement. Prior to the Meeting, the Board members received a memorandum from Trust counsel outlining their fiduciary duties and legal standards in reviewing the Investment Advisory Agreement.
In connection with its consideration of the approval of the Investment Advisory Agreement, the Board, through Trust counsel, requested and received detailed information covering a wide range of matters including but not limited to a description of the nature, extent and quality of services to be provided; strategic initiatives with respect to the Adviser and the Tortoise fund family including product initiatives advanced in 2024 and expected in 2025; information regarding the existing closed-end funds proposed to be merged into the Fund; a review of the background, experience and tenure of key members of the investment team and management teams; select financial information of the Adviser; and information regarding the expected expenses of the Fund, the performance of comparable funds, management fees and expense ratios (including comparative fee and expense information), and other pertinent information. Based on its evaluation of this information and discussions held at the Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the Investment Advisory Agreement for the Trust on behalf of the Fund, the Board did not identify any single factor as determinative but considered all factors together. Each Board member may have attributed different levels of importance and may have placed different emphasis on the different factors and information received. A summary of the principal information and factors considered by the Board in deciding to approve the Investment Advisory Agreement is set forth below.
Nature, Extent and Quality of Services to be Provided to the Fund
The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Fund. The Board discussed the experience and resources of the Adviser, as well as the depth and qualifications of the investment personnel and management personnel of the Adviser, including the Fund’s portfolio managers. The Board considered recent strategic changes to the Adviser’s organization, including the sale of certain businesses intended to focus on the Adviser’s historical strengths, as well as proposed and future product initiatives with respect to the Trust. The Board considered the Adviser’s experience and track record with respect to the closed-end funds proposed to be merged into the Fund as well as its existing exchange-traded funds operating under a third-party multi-series trust platform. The Board considered investment related services to be provided by the Adviser including evaluating and recommending changes to investment strategies and benchmarks, performance monitoring and reporting, oversight of investment risk and monitoring of best execution. The Board considered the Adviser’s and its affiliates dedication of resources, time, people and capital with respect to the services to be provided to the Fund as well as future product initiatives that may benefit the Fund and the Trust.
The Board considered services to be provided by the Adviser in addition to advisory services such as those related to regulatory, compliance and administrative functions; board support and reporting; establishing and monitoring relationships with other service providers including the transfer agent, custodian, and distributor; and overseeing various operations including without limitation distribution matters, valuation matters, tax matters, securities lending and borrowing. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with

23

Tortoise ETFs
Additional Information (Unaudited)(Continued)
their services, including the entrepreneurial risks in sponsoring and supporting new funds and ongoing risks with managing such funds including investment, operational, reputational, compliance and litigation risks.
The Board concluded in the exercise of its reasonable business judgment, that it was satisfied with that the nature, extent, and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement.
Investment Performance
Because the Fund had not yet commenced operations, the Board considered the performance of Tortoise Power and Energy Infrastructure Fund, Inc., the predecessor fund to the Fund (i.e., prior to the mergers of Tortoise Pipeline & Energy Fund, Inc., Tortoise Energy Independence Fund, Inc. and Tortoise Power and Energy Infrastructure Fund, Inc. with and into a wholly-owned subsidiary of the Fund), and other comparable closed-end funds managed by the Adviser with similar strategies. The Board also considered the Adviser’s experience and track record with respect to other exchange-traded funds managed by the Adviser under a multiple series platform. In considering the various performance information, the Board considered that the Tortoise Funds to be merged into the Fund had similar investment strategies but operated as leveraged closed-end funds. The Board also considered that the Adviser managed both active and passive ETFs, and that the Fund was actively managed.
Fee Information, Cost of Services Provided and Profitability
The Board considered that pursuant to the Investment Advisory Agreement, the Adviser has agreed to a unitary advisory fee arrangement for the Fund. Under a unitary fee arrangement, the Adviser is responsible for paying the ordinary operating expenses incurred by the Fund, including those of the Fund’s principal service providers. The Board considered a comparison of such fee information to a peer group of comparable funds compiled by the Adviser. The Board considered information discussed at the Meeting regarding the limited availability of peer group data and the methodology of the Adviser used to compile the comparative information. The Board considered information about the financial condition of the Adviser including audited financial statements and determined that the Adviser’s financial condition was sound, and that the Adviser has maintained adequate profit levels to support its proposed services to the Fund from the revenue of its overall investment advisory business. The Board also considered information regarding projected annual operating expenses of the Fund that would be borne by the Adviser and paid from the Fund’s unitary fee, and projected break-even levels.In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee of the Fund was reasonable.
Economies of Scale and Fee Levels Reflecting Those Economies
The Board considered that the Fund will be managed pursuant to a unitary fee advisory arrangement, pursuant to which the Adviser bears all of the Fund’s ordinary operating expenses until it gathers sufficient assets under management to, in effect, pay its own costs. The Board considered that the Fund would commence operations following the mergers of three closed-end funds managed by the Adviser. As a result, the Board observed, the Adviser may subsidize the Fund for a period of time following the mergers. The Board also considered that the Adviser continues to reinvest a portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale will be shared with the Fund in this manner. Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the approval of the Investment Advisory Agreement.
Benefits to be Derived from the Relationship with the Fund
The Board considered other potential benefits to the Adviser from serving as adviser to the Fund (in addition to the advisory fee). The Board noted that the Adviser has no arrangements or understandings with broker-dealers to receive research in return for commissions, but that, among other things, the Adviser may be able to obtain additional separate account or other business because of its publicly disclosed advisory relationship with the Fund. The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Fund were appropriate.
Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the Investment Advisory Agreement was in the best interests of the Fund.

24

Contacts
Board of Trustees
Carrie Ramirez Schoffman
Keith A. Fletcher
Andrew J. Iseman
John C. Maxwell
Tom Florence
Investment Adviser
Tortoise Capital Advisors, L.L.C.
5901 College Boulevard, Suite 400
Overland Park, KS 66211
Investment SubAdviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400,
Oklahoma City, Oklahoma 73120
Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place 50 S. 16th St.
Philadelphia, PA 19102
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Milwaukee, WI 04101
Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
Fund Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, IL 60601
844-TR-INDEX
(844-874-6339)
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-844-TR-INDEX or 1-844-874-6339.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for Tortoise North American Pipeline Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker LLP as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

On December 20, 2024, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for Tortoise Essential Energy Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait, Weller & Baker as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended December 20, 2024 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable to open-end investment companies.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Capital Series Trust

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/11/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tom Florence
Tom Florence, President

Date	8/11/2025

By (Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer

Date	8/11/2025

* Print the name and title of each signing officer under his or her signature.